Consolidated Balance Sheets (unaudited) - CAD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Current Assets
Cash and Cash Equivalents	$ 1,901	$ 3,093
Accounts Receivable and Accrued Revenues	4,688	2,614
Income Tax Receivable	54	231
Inventories	3,126	4,496
Total Current Assets	9,769	10,434
Restricted Cash	256	241
Exploration and Evaluation Assets, Net	430	484
Property, Plant and Equipment, Net	35,972	38,568
Right-of-Use Assets, Net	1,914	1,950
Income Tax Receivable	25	25
Investments in Equity-Accounted Affiliates	321	399
Other Assets	447	451
Deferred Income Taxes	1,516	1,064
Goodwill	2,923	2,923
Total Assets	53,573	56,539
Current Liabilities
Accounts Payable and Accrued Liabilities	5,216	6,242
Income Tax Payable	93	396
Short-Term Borrowings	0	173
Long-Term Debt	0	192
Lease Liabilities	342	359
Total Current Liabilities	5,651	7,362
Long-Term Debt	7,156	7,342
Lease Liabilities	2,530	2,568
Decommissioning Liabilities	4,973	4,534
Other Liabilities	925	919
Deferred Income Taxes	3,949	4,045
Total Liabilities	25,184	26,770
Shareholders’ Equity	28,374	29,754
Non-Controlling Interest	15	15
Total Liabilities and Equity	$ 53,573	$ 56,539